Equity (Details) - Warrant [Member] - shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Beginning balance of warrants outstanding, Number of shares			8,500,000
Expiration of IPO warrants, Number of shares			(8,500,000)
Grants of private placement warrants, Number of shares			359,727
Grants of registered direct offering warrants, Number of shares		1,809,420
Grants of placement agent warrants, Number of shares		227,600
Balance of warrants outstanding, Weighted average life	3 years 8 months 2 days	4 years 4 months 20 days	5 months 20 days
Grants of private placement warrants, Weighted average life		5 years	5 years
Grants of registered direct offering warrants, Weighted average life		5 years
Grants of placement agent warrants, Weighted average life		3 years 8 months 2 days
Balance of warrants outstanding, Expiration dates			Dec. 18, 2017
Grants of private placement warrants, Expiration dates			Nov. 20, 2022
Grants of registered direct offering warrants, Expiration dates		May 23, 2024
Grants of placement agent warrants, Expiration dates		May 23, 2024